Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2020
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	2020	2019	2018
At 31 March	£m	£m	£m
Cash at bank and in hand	463	495	446
Cash equivalents
UK deposits	1,043	1,132	31
US deposits	8	3	26
Other deposits	35	36	25
Total cash equivalents	1,086	1,171	82
Total cash and cash equivalents	1,549	1,666	528
Bank overdrafts (note 26)	(183)	(72)	(29)
Cash and cash equivalents classified as held for sale (note 23)	43	—	—
Cash and cash equivalents per the cash flow statement	1,409	1,594	499